Financial Risk Management and Fair Values of Financial Instruments - Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	¥ 2,274	¥ 3,211	¥ 2,877
Derivative financial assets	2	0
Derivative financial liabilities	(1,708)	(1,222)
Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments		40
Other non-current financial assets	28	27
Recurring fair value measurement [member] | Non-tradable listed shares [Member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments	659	523
Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	21	68
Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	29
Derivative financial liabilities		(20)
Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(1,708)	(1,222)
Level 1 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments		0
Other non-current financial assets	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Non-tradable listed shares [Member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	21	68
Level 1 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0
Derivative financial liabilities		0
Level 1 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments		0
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Non-tradable listed shares [Member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	29
Derivative financial liabilities		(20)
Level 2 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(1,708)	(1,222)
Level 3 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments		40
Other non-current financial assets	28	27
Level 3 [Member] | Recurring fair value measurement [member] | Non-tradable listed shares [Member]
Disclosure of fair value measurement of assets [line items]
Other equity instrument investments	659	523
Level 3 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 3 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0
Derivative financial liabilities		0
Level 3 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	¥ 0	¥ 0